Non-current assets of disposal groups classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Non-current asset held for sale and discontinued operations [Abstract]
Disclosure Of Detailed Information About Of Non current Assets Held For Sale And Discontinued Operations [Text Block]
Assets held for sale are detailed as follows:

Non-current assets of disposal groups classified as held for sale	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Land	228,181	1,894,078
Constructions	144,985	718,203
Machinery	9,972	168,326
Total	383,138	2,780,607